Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Liabilities:
Deposits received at banks		¥ 325,570	¥ 182,906
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	4,424,000	4,239,000
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	4,424,000	4,239,000
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	10,000	22,000
Total Liabilities	[1]	10,000	22,000
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	642,000	546,000
Deposits with stock exchanges and other segregated cash	[1]	448,000	370,000
Loans receivable	[1],[2]	3,436,000	4,057,000
Securities purchased under agreements to resell	[1]	13,991,000	15,609,000
Securities borrowed	[1]	4,659,000	5,374,000
Total Assets	[1]	23,176,000	25,956,000
Liabilities:
Short-term borrowings	[1]	1,081,000	1,032,000
Deposits received at banks	[1]	3,092,000	2,341,000
Securities sold under agreements to repurchase	[1]	16,288,000	16,870,000
Securities loaned	[1]	1,965,000	2,133,000
Other secured borrowings	[1]	393,000	393,000
Long-term borrowings	[1]	12,879,000	11,953,000
Total Liabilities	[1]	35,698,000	34,722,000
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	2,584,000	1,407,000
Securities purchased under agreements to resell	[1]	14,000	12,000
Securities borrowed	[1]
Total Assets	[1]	2,598,000	1,419,000
Liabilities:
Short-term borrowings	[1]	36,000	23,000
Deposits received at banks	[1]	14,000	15,000
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	496,000	503,000
Total Liabilities	[1]	546,000	541,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	4,424,000	4,239,000
Time deposits	[1]	642,000	546,000
Deposits with stock exchanges and other segregated cash	[1]	448,000	370,000
Loans receivable	[1],[2]	6,022,000	5,467,000
Securities purchased under agreements to resell	[1]	14,005,000	15,621,000
Securities borrowed	[1]	4,659,000	5,374,000
Total Assets	[1]	30,200,000	31,617,000
Liabilities:
Short-term borrowings	[1]	1,117,000	1,055,000
Deposits received at banks	[1]	3,106,000	2,356,000
Securities sold under agreements to repurchase	[1]	16,288,000	16,870,000
Securities loaned	[1]	1,965,000	2,133,000
Other secured borrowings	[1]	393,000	393,000
Long-term borrowings	[1]	13,374,000	12,452,000
Total Liabilities	[1]	36,243,000	35,259,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	4,424,000	4,239,000
Time deposits	[1]	642,000	546,000
Deposits with stock exchanges and other segregated cash	[1]	448,000	370,000
Loans receivable	[1],[2]	6,020,000	5,464,000
Securities purchased under agreements to resell	[1]	14,005,000	15,621,000
Securities borrowed	[1]	4,659,000	5,374,000
Total Assets	[1]	30,198,000	31,614,000
Liabilities:
Short-term borrowings	[1]	1,117,000	1,055,000
Deposits received at banks	[1]	3,106,000	2,356,000
Securities sold under agreements to repurchase	[1]	16,288,000	16,870,000
Securities loaned	[1]	1,965,000	2,133,000
Other secured borrowings	[1]	393,000	393,000
Long-term borrowings	[1]	13,385,000	12,478,000
Total Liabilities	[1]	¥ 36,254,000	¥ 35,285,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.